UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 14.3%
Consumer Discretionary 1.4%
Auto Components 0.1%
TRW Automotive Holdings Corp.* (a)	1,300	11,206
WABCO Holdings, Inc. (a)	1,000	15,990

		27,196
Hotels Restaurants & Leisure 0.3%
McDonald's Corp. (a)	1,263	67,305
Yum! Brands, Inc. (a)	700	23,345

		90,650
Household Durables 0.1%
D.R. Horton, Inc. (a)	800	10,440

Garmin Ltd. (a)	900	22,671

		33,111
Internet & Catalog Retail 0.1%
Amazon.com, Inc.* (a)	300	24,156
Liberty Media Corp. - Interactive "A"* (a)	2,700	14,310

		38,466
Media 0.5%
CBS Corp. "B" (a)	1,500	10,560
Comcast Corp. "A" (a)	4,200	64,932
Time Warner Cable, Inc. (a)	1,559	50,247
Time Warner, Inc. (a)	1,433	31,282

		157,021
Multiline Retail 0.0%
Macy's, Inc. (a)	200	2,736
Specialty Retail 0.2%
Barnes & Noble, Inc.	100	2,612
Ross Stores, Inc. (a)	1,000	37,940
TJX Companies, Inc. (a)	100	2,797

		43,349
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc. (a)	1,800	16,632
Consumer Staples 1.7%
Food & Staples Retailing 0.6%
Safeway, Inc. (a)	900	17,775
Sysco Corp. (a)	1,616	37,701
Wal-Mart Stores, Inc. (a)	2,395	120,708

		176,184
Food Products 0.4%
Archer-Daniels-Midland Co. (a)	2,900	71,398
Bunge Ltd. (a)	900	43,209

		114,607
Household Products 0.3%
Colgate-Palmolive Co. (a)	800	47,200
Kimberly-Clark Corp. (a)	500	24,570
Procter & Gamble Co.	258	12,756

		84,526
Personal Products 0.0%
Herbalife Ltd. (a)	600	11,892
Tobacco 0.4%
Altria Group, Inc.	1,425	23,270
Lorillard, Inc. (a)	1,100	69,443
Philip Morris International, Inc. (a)	600	21,720

		114,433
Energy 1.7%
Energy Equipment & Services 0.3%
Cameron International Corp.* (a)	600	15,348
Diamond Offshore Drilling, Inc. (a)	700	50,687
Key Energy Services, Inc.* (a)	1,200	5,268
Rowan Companies, Inc. (a)	1,100	17,171
Tidewater, Inc. (a)	300	12,975

		101,449
Oil, Gas & Consumable Fuels 1.4%
Alpha Natural Resources, Inc.* (a)	500	10,240

Chevron Corp. (a)	1,200	79,320
ConocoPhillips (a)	1,300	53,300
ExxonMobil Corp. (a)	2,672	178,142
Murphy Oil Corp. (a)	1,500	71,565
Occidental Petroleum Corp. (a)	117	6,586
W&T Offshore, Inc. (a)	300	2,784

		401,937
Financials 1.5%
Capital Markets 0.2%
Bank of New York Mellon Corp. (a)	200	5,096
BlackRock, Inc.	100	14,652
The Goldman Sachs Group, Inc.	300	38,550

		58,298
Commercial Banks 0.3%
Comerica, Inc. (a)	1,500	31,470
KeyCorp (a)	2,300	14,145
Marshall & Ilsley Corp. (a)	2,600	15,028
Popular, Inc.	12,800	36,608

		97,251
Consumer Finance 0.0%
AmeriCredit Corp.* (a)	900	9,153
Diversified Financial Services 0.6%
Bank of America Corp. (a)	5,700	50,901
Citigroup, Inc. (a)	4,600	14,030
JPMorgan Chase & Co. (a)	3,000	99,000

		163,931
Insurance 0.2%
Allied World Assurance Co. Holdings Ltd. (a)	1,100	40,854
CNA Financial Corp. (a)	500	5,985
Hartford Financial Services Group, Inc. (a)	200	2,294
Old Republic International Corp.	1,300	12,181

		61,314
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT) (a)	100	1,909
Equity Residential (REIT) (a)	300	6,867
HCP, Inc. (REIT) (a)	300	6,585
Host Hotels & Resorts, Inc. (REIT) (a)	700	5,383
Public Storage (REIT) (a)	200	13,372
Simon Property Group, Inc. (REIT) (a)	206	10,630
The Macerich Co. (REIT) (a)	100	1,753
Vornado Realty Trust (REIT) (a)	101	4,938

		51,437
Health Care 2.0%
Biotechnology 0.3%
Amgen, Inc.* (a)	800	38,776
Gilead Sciences, Inc.* (a)	1,000	45,800

		84,576
Health Care Providers & Services 0.6%
Aetna, Inc. (a)	1,434	31,563
Coventry Health Care, Inc.*	1,300	20,683
Express Scripts, Inc.*	860	55,014
McKesson Corp. (a)	1,400	51,800

UnitedHealth Group, Inc.	100	2,352
Universal Health Services, Inc. "B" (a)	500	25,200

		186,612
Life Sciences Tools & Services 0.0%
Waters Corp.* (a)	100	4,417
Pharmaceuticals 1.1%
Abbott Laboratories	1,800	75,330
Eli Lilly & Co. (a)	2,445	80,489
Johnson & Johnson	1,000	52,360
Merck & Co., Inc. (a)	925	22,422
Pfizer, Inc. (a)	6,889	92,037
Watson Pharmaceuticals, Inc.* (a)	300	9,282

		331,920
Industrials 1.7%
Aerospace & Defense 0.8%
General Dynamics Corp. (a)	1,100	56,837
Lockheed Martin Corp. (a)	1,000	78,530
Northrop Grumman Corp. (a)	1,500	72,525
Raytheon Co.	400	18,092
United Technologies Corp.	400	19,536

		245,520
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B" (a)	600	31,404
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	2,100	24,465
The Brink's Co. (a)	863	24,466

		48,931
Construction & Engineering 0.1%
Fluor Corp.	500	18,935
Jacobs Engineering Group, Inc.* (a)	100	3,804

		22,739
Machinery 0.2%
AGCO Corp.* (a)	400	9,720
Flowserve Corp. (a)	317	21,524
Oshkosh Corp. (a)	700	6,720
Timken Co. (a)	2,300	36,984

		74,948
Professional Services 0.2%
Manpower, Inc. (a)	1,600	68,944
Road & Rail 0.1%
Ryder System, Inc. (a)	714	19,771
Information Technology 2.6%
Communications Equipment 0.5%
Cisco Systems, Inc.* (a)	3,100	59,892
QUALCOMM, Inc. (a)	2,200	93,104

		152,996
Computers & Peripherals 0.7%
Apple, Inc.* (a)	600	75,498
International Business Machines Corp. (a)	1,210	124,884
Western Digital Corp.* (a)	682	16,041

		216,423

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.* (a)	900	20,466
Avnet, Inc.* (a)	2,300	50,347
Jabil Circuit, Inc. (a)	316	2,559
Vishay Intertechnology, Inc.* (a)	6,200	36,394

		109,766
Internet Software & Services 0.2%
Google, Inc. "A"* (a)	41	16,235
Sohu.com, Inc.* (a)	300	15,645
VeriSign, Inc.* (a)	1,000	20,580

		52,460
IT Services 0.3%
Automatic Data Processing, Inc. (a)	600	21,120
Broadridge Financial Solutions, Inc. (a)	2,000	38,700
SAIC, Inc.* (a)	700	12,670

		72,490
Software 0.5%
Microsoft Corp. (a)	7,244	146,763
Symantec Corp.* (a)	610	10,523

		157,286
Materials 0.6%
Chemicals 0.5%
Ashland, Inc. (a)	2,100	46,116
CF Industries Holdings, Inc.	641	46,184
Dow Chemical Co. (a)	2,700	43,200
Terra Industries, Inc. (a)	270	7,155

		142,655
Metals & Mining 0.1%
Cliffs Natural Resources, Inc. (a)	800	18,448
United States Steel Corp.	200	5,310

		23,758
Paper & Forest Products 0.0%
International Paper Co. (a)	900	11,394
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	2,121	54,340
Verizon Communications, Inc. (a)	3,066	93,023

		147,363
Wireless Telecommunication Services 0.1%
United States Cellular Corp.* (a)	1,200	40,800
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc. (a)	600	15,828
Duke Energy Corp. (a)	1,500	20,715
Edison International (a)	1,357	38,688
FirstEnergy Corp. (a)	100	4,090

		79,321
Gas Utilities 0.0%
UGI Corp. (a)	600	13,764
Independent Power Producers & Energy Traders 0.1%
AES Corp.* (a)	800	5,656

Mirant Corp.* (a)	1,300	16,549

		22,205
Multi-Utilities 0.1%
Consolidated Edison, Inc. (a)	500	18,565
Dominion Resources, Inc. (a)	300	9,048
DTE Energy Co. (a)	200	5,914
PG&E Corp. (a)	100	3,712
Sempra Energy (a)	200	9,204

		46,443
Water Utilities 0.0%
American Water Works Co., Inc. (a)	200	3,600

Total Common Stocks (Cost $4,213,809)		4,268,079
	Principal Amount ($)	Value ($)

Government & Agency Obligation 84.5%
US Treasury Obligation
US Treasury STRIPS, 4.394% **, 2/15/2013 (a) (Cost $22,864,446)	26,965,000	25,132,620
	Shares	Value ($)

Securities Lending Collateral 30.6%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $9,096,009)	9,096,009	9,096,009
Cash Equivalents 1.5%
Cash Management QP Trust, 0.46% (b) (Cost $458,171)	458,171	458,171
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $36,632,435) †	130.9	38,954,879
Other Assets and Liabilities, Net (a)	(30.9)	(9,200,843)

Net Assets	100.0	29,754,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $36,695,514. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,259,365. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,705,961 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $446,596.

(a)

All or a portion of these securities were on loan amounting to $8,919,707. In addition, included in other assets and liabilities, net is a pending sale, amounting to $5,568, that is also on loan. The value of all securities loaned at April 30, 2009 amounted to $8,925,275 which is 30.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 13,364,088
Level 2	25,590,791
Level 3	-
Total	$ 38,954,879

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009